Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Jun. 06, 2018	Sep. 30, 2017
Net income			$ 12,190,000	$ 6,736,000
Successor [Member]
Revenues	$ 145,580,000		190,566,000
Cost of products and services	(102,349,000)		(139,404,000)
Gross profit	43,231,000		51,162,000
Selling, general and administrative expense	(13,759,000)		(22,779,000)
Amortization	(3,577,000)		(5,116,000)
Operating income	25,895,000		23,267,000
Interest expense, net	(6,199,000)		(8,099,000)
Other income (expense), net	450,000		(18,000)
Income before income taxes	20,146,000		15,150,000
Income taxes	(3,989,000)		(2,960,000)
Net income	16,157,000		12,190,000
Net income (loss) attributable to non-controlling interests	47,000		(172,000)
Net income attributable to shareholders	$ 16,110,000		$ 12,362,000
Weighted average shares outstanding
Basic	85,562,769		85,562,769
Diluted	85,912,715		85,840,312
Net earnings per share
Basic	$ 0.19		$ 0.14
Diluted	$ 0.19		$ 0.14
Predecessor [Member]
Net income attributable to shareholders		$ 11,211,401		$ 7,809,183	$ 22,634,000
Weighted average shares outstanding
Basic		342,250,000		348,524,566	342,250,000
Diluted		370,000,000		370,000,000	370,000,000
Net earnings per share
Basic		$ 0.03		$ 0.02	$ 0.07
Diluted		$ 0.03		$ 0.02	$ 0.06
Predecessor [Member] | NPS Holdings Limited [Member]
Revenues		$ 70,453,000		$ 137,027,000	$ 193,781,000
Cost of products and services		(50,551,000)		(104,242,000)	(142,722,000)
Gross profit		19,902,000		32,785,000	51,059,000
Selling, general and administrative expense		(7,514,000)		(19,969,000)	(22,851,000)
Amortization		(158,000)		(10,000)	(304,000)
Operating income		12,230,000		12,806,000	27,904,000
Interest expense, net		(712,000)		(4,090,000)	(3,985,000)
Other income (expense), net		(1,151,000)		362,000	(1,339,000)
Income before income taxes		10,367,000		9,078,000	22,580,000
Income taxes		313,000		(2,342,000)	(1,641,000)
Net income		10,680,000		6,736,000	20,939,000
Net income (loss) attributable to non-controlling interests		(558,000)		(881,000)	(1,770,000)
Net income attributable to shareholders		$ 11,238,000		$ 7,617,000	$ 22,709,000
Weighted average shares outstanding
Basic		342,250,000		348,524,566	342,250,000
Diluted		370,000,000		370,000,000	370,000,000
Net earnings per share
Basic		$ 0.03		$ 0.02	$ 0.07
Diluted		$ 0.03		$ 0.02	$ 0.06